One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

February 24, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: National Security Variable Account N (1940 Act File No. 811-10619)

Post-Effective Amendment No. 16 to File No. 333-125856

Ladies and Gentlemen:

Attached hereto is post-effective amendment 16 to File number 333-125856. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. The post-effective amendment is being filed to add a new GLWB Preferred I.S. rider (single and joint versions) and to increase the fee on the GLWB Plus rider (single and joint version). The post-effective amendment is being filed (i) to add a new GLWB Preferred I.S. rider (single and joint versions), (ii) to increase the fee on the GLWB Plus rider (single and joint versions) for riders applied for on or after May 1, 2014, and (iii) make certain other changes to the GLWB Plus rider (including a change in MAW and annual credit rates) for riders applied for on or after May 1, 2014.

The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the registrant notes that it is contemporaneously filing 10 post-effective amendments, including the one that accompanies this letter, to its Form N-4 registration statements to make changes to the GLWB Plus rider to all of its New York variable annuities and to add the GLWB Preferred I.S. riders to 7 of its New York variable annuities. The riders contained in these post-effective amendments and the related disclosure are substantially similar to the corresponding riders in the ONcore series of variable annuities issued by Ohio National Variable Account A and The Ohio National Life Insurance Company. The related disclosure language for the applicable changes are substantially identical across the post-effective amendments. In addition, the disclosures relating to new riders are largely the same as the existing disclosures that the Commission staff previously reviewed in the ONcore series of variable annuities and that are part of currently effective registration statements.

Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes, and that, to the extent the staff has reviewed the existing ONcore rider disclosures and the disclosure changes in one of the 10 post-effective amendments, it will already be familiar with the features described in the other 9 post-effective amendments.

The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante